Average Annual Total Returns{- Fidelity Series Inflation-Protected Bond Index Fund} - 12.31 Fidelity Series InflationProtected Bond Index Fund Series PRO-08 - Fidelity Series Inflation-Protected Bond Index Fund
	Fidelity Series Inflation-Protected Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Inflation-Protected Bond Index Fund Return Before Taxes Past 5 years	Fidelity Series Inflation-Protected Bond Index Fund Return Before Taxes Past 10 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Inflation-Protected Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB200 Past 1 year	LB200 Past 5 years	LB200 Past 10 years
Total	8.26%	4.07%	2.72%	7.67%	3.37%	1.74%	4.90%	2.83%	1.69%	8.39%	4.13%	2.88%